Expenses by Nature	12 Months Ended
Jun. 30, 2026
Expenses by Nature [Abstract]
Expenses by nature

23. Expenses by nature

	Cost of products sold	Selling expenses	General and administrative expenses	Total
Depreciation and amortization	76,301	-	3,239	79,540
Personnel	53,225	5,011	44,080	102,316
Service provider	152,074	-	8,560	160,634
Leasing	48,669	-	471	49,140
Cost of agricultural products	404,872	-	-	404,872
Fair value of adjustment of agricultural products	76,400	-	-	76,400
Freight and storage	-	67,528	-	67,528
Allowance for expected losses on receivables	-	7	-	7
Maintenance, travel expenses and others	16,881	-	11,603	28,484
Period ended June 30, 2026	828,422	72,546	67,953	968,921
Depreciation and amortization	72,243	-	2,710	74,953
Personnel	37,359	4,185	43,973	85,517
Service provider	173,986	-	7,720	181,706
Leasing	51,194	-	707	51,901
Cost of agricultural products	372,651	-	-	372,651
Fair value of adjustment of agricultural products	112,815	-	-	112,815
Freight and storage	-	48,602	-	48,602
Allowance for expected losses on receivables	-	(203)	-	(203)
Sale of farm	-	6,928	-	6,928
Maintenance, travel expenses and others	13,662	-	12,378	26,040
Period ended June 30, 2025	833,910	59,512	67,488	960,910
Depreciation and amortization	78,705	-	1,470	80,175
Personnel	34,109	4,132	42,026	80,267
Service provider	198,925	-	9,779	208,704
Leasing	27,567	-	637	28,204
Cost of agricultural products	369,807	-	-	369,807
Fair value of adjustment of agricultural products	17,041	-	-	17,041
Freight and storage	-	45,145	-	45,145
Sale of farm	-	5,787	-	5,787
Maintenance, travel expenses and others	20,865	-	11,622	32,487
Period ended June 30, 2024	747,019	55,064	65,534	867,617